Financial Instruments - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 83,614		$ 41,604	$ 55,394
Current liabilities	$ 14,990		3,361
Percentage of company's share in cash and cash equivalents	50.00%
Company's share in cash and cash equivalents	$ 52,495
Joint Operation’s cash and cash equivalents	104,989
Cash and cash equivalents held in USD		$ 30,616
Credit facility denominated in USD	83,750
Joint operation borrowings	$ 28,845
Foreign exchange rate	0.10	0.10
Foreign exchange gain/(loss)	$ (326)		3,828
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	83,614		41,604
Current liabilities	$ 14,990		$ 3,361
Percentage of company's share in cash and cash equivalents	50.00%
Company's share in cash and cash equivalents	$ 52,495
Joint Operation’s cash and cash equivalents	104,989
Credit Risk | Prepaids and Deposits
Disclosure Of Financial Instruments [Line Items]
Credit sales receivables	549
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain/(loss)	$ 5,313